PROVISIONS (Tables)	12 Months Ended
Mar. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions
Changes in provisions are as follows:

	Restoration
	and simulator
	removal	Restructuring	Legal	Warranties	Other	Total
Provisions, as at March 31, 2019	$8.0	$11.8	$3.4	$37.5	$4.3	$65.0
Impact of adopting IFRS 16 (Note 2)	—	(10.2)	—	—	—	(10.2)
Provisions, as at April 1, 2019	$8.0	$1.6	$3.4	$37.5	$4.3	$54.8
Additions	3.7	—	0.1	10.4	9.3	23.5
Business combinations (Note 3)	—	—	—	—	0.2	0.2
Amount used	(0.1)	(0.3)	(0.1)	(15.4)	(5.3)	(21.2)
Reversal of unused amounts	—	—	—	(0.2)	(0.5)	(0.7)
Foreign currency exchange differences	0.4	0.1	0.2	0.1	0.4	1.2
Provisions, as at March 31, 2020	$12.0	$1.4	$3.6	$32.4	$8.4	$57.8
Current portion	0.4	1.4	2.8	17.6	7.0	29.2
Non-current portion	$11.6	$—	$0.8	$14.8	$1.4	$28.6